Summary Prospectus May 1, 2013

Class I and P Shares

Floating Rate Loan Portfolio

This summary prospectus is intended for use in connection with variable life insurance policies and variable annuity contracts issued by Pacific Life Insurance Company (“Pacific Life”) and Pacific Life & Annuity Company (“PL&A”) and is not intended for use by other investors.

Before you invest, you may want to review the Trust’s prospectus dated May 1, 2013, which contains more information about the Trust, and about the Fund and its risks. You can find the Trust’s prospectus, statement of additional information and other information about the Trust online at www.pacificlife.com/PacificSelectFund.htm. You can also obtain this information at no cost by sending an email request to PSFdocumentrequest@pacificlife.com or by calling:

Pacific Life Annuity Contract Owners:	1-800-722-4448	(6 a.m. – 5 p.m. Pacific time)
Pacific Life Annuity Financial Professionals:	1-800-722-2333	(6 a.m. – 5 p.m. Pacific time)
Pacific Life Insurance Policy Owners:	1-800-347-7787	(5 a.m. – 5 p.m. Pacific time)
PL&A Annuity Contract Owners:	1-800-748-6907	(6 a.m. – 5 p.m. Pacific time)
PL&A Life Insurance Policy Owners:	1-888-595-6997	(5 a.m. – 5 p.m. Pacific time)

The current Trust prospectus and statement of additional information, both dated May 1, 2013, are incorporated by reference into this summary prospectus.

Investment Goal
This Fund seeks a high level of current income.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table below does not reflect expenses and charges that are, or may be, imposed under your variable annuity contract or variable life insurance policy. For information on these charges, please refer to the applicable contract or policy prospectus.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class I	Class P
Management Fee	0.75%	0.75%

Service Fee	0.20%	0.00%

Other Expenses	0.06%	0.06%

Total Annual Fund Operating Expenses	1.01%	0.81%

Less Fee Waiver[1]	(0.10%)	(0.10%)

Total Annual Fund Operating Expenses after Fee Waiver	0.91%	0.71%

[1]	PLFA has contractually agreed to waive 0.10% of its management fee through April 30, 2014. The agreement will terminate: (i) if the investment advisory agreement is terminated, (ii) upon ninety days’ prior written notice by the Fund, or (iii) if the sub-advisory agreement with Eaton Vance Management is terminated.

Examples
The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other Funds of the Trust or other mutual funds. Each Example assumes that you invest $10,000 for the time periods indicated, that your investment has an average annual return of 5%, that all dividends and distributions are reinvested, and that the Fund’s annual operating expenses remain as stated in the previous table for the time periods shown. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

These Examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be higher if they did. Keep in mind that this is only an estimate; actual expenses and performance may vary.

Your expenses (in dollars) if you sell/redeem or hold all of your shares at the end of each period

	Class I	Class P
1 year	$93	$73

3 years	$312	$249

5 years	$548	$440

10 years	$1,227	$992

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, affect the Fund’s performance. During the most recent fiscal year, the portfolio turnover rate was 151.82% of the average value of the Fund.

Principal Investment Strategies
Under normal circumstances, this Fund invests at least 80% of its assets in floating rate loans. Floating rate loans are those with interest rates which float, adjust or vary periodically based upon a benchmark indicator, a specified adjustment schedule or prevailing interest rates. Borrowers may include corporations, partnerships and other entities that operate in a variety of industries and geographic regions. Floating rate loans in which the Fund invests include senior loans of domestic and foreign borrowers. Senior loans are debt instruments that may have a right to payment that is senior to most other debts of the borrowers. The Fund may invest in participations in senior loans, may purchase assignments of portions of senior loans from third parties and may act as one of the group of lenders originating a senior loan. Generally, senior floating rate loans are secured by specific assets of the borrower. However, the Fund may invest up to 20% of its assets in senior loans that are not secured by any collateral.

The Fund is expected to invest substantially all of its assets in senior loans and other debt instruments that are rated non-investment grade (high yield/high risk, sometimes called “junk bonds”) or if unrated, are of comparable quality as determined by the sub-adviser.

Subject to other limitations described above, the Fund may invest up to 25% of its assets in foreign senior loans and foreign securities.

The Fund may also invest up to 20% (in the aggregate) of its assets (including assets maintained by the Fund as a reserve against any additional loan commitments) in (i) investment grade debt securities and/or investment grade short-term debt securities with remaining maturities of one year or less, including money market securities; (ii) warrants and equity securities in connection with the Fund’s investments in senior loans or other debt instruments; (iii) senior loans, of which the interest rates are fixed and do not float or vary periodically based upon a benchmark indicator, a specified adjustment schedule or prevailing interest rates and subordinated bridge loans; (iv) secured and unsecured subordinated loans; (v) second lien and third lien loans; (vi) senior secured bonds, senior unsecured bonds and unsecured or subordinated bonds, all of varying qualities and maturities, and all which may be fixed or floating rate; (vii) other floating rate debt instruments, such as notes and asset backed securities (including special purpose trusts investing in bank loans); and (viii) loans or other debt instruments that pay-in-kind or “PIK”, which are loans or other debt instruments that pay interest through the issuance of additional securities.

The sub-adviser seeks to invest in a portfolio of loans that it believes will be less volatile over time than the general loan market. The sub-adviser also seeks to maintain broad borrower and industry diversification among the Fund’s holdings, including senior loans. When selecting an investment, the sub-adviser seeks to utilize analysis of various investment characteristics including risk/return characteristics. The sub-adviser may sell a holding if its risk/return profile deteriorates or to pursue more attractive investment opportunities.

Principal Risks
As with any mutual fund, the value of the Fund’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money. The Fund may be affected by the following principal risks:

•	Active Management Risk: There is no guarantee that a Manager’s principal investment strategies and techniques, as well as particular investment decisions, will achieve a Fund’s investment goal, which could have an adverse impact on such Fund’s performance generally, relative to other funds with similar investment goals or relative to its benchmark.

•	Credit Risk: An issuer or guarantor of a debt instrument might be unable or unwilling to meet its financial obligations and might not make interest or principal payments on an instrument when those payments are due.

•	Currency Risk: Securities denominated in foreign currencies may be affected by changes in rates of exchange between those currencies and the U.S. dollar. Currency exchange rates may be volatile and may be affected by, among other factors, the general economic conditions of a country, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.

•	Debt Securities Risk: Debt securities are affected by many factors, including prevailing interest rates, market conditions and market liquidity. Volatility of below investment grade debt securities (including loans), may be relatively greater than for investment grade securities.

•	Floating Rate Loan Risk: Floating rate loans (or bank loans) are usually rated below investment grade. The market for floating rate loans may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. Investments in floating rate loans are typically in the form of an assignment or participation. Investors in a loan participation assume the credit risk associated with the borrower and may assume the credit risk associated with an interposed financial intermediary. Accordingly, if a lead lender becomes insolvent or a loan is foreclosed, a Fund could experience delays in receiving payments or suffer a loss. In an assignment, a Fund effectively becomes a lender under the loan agreement with the same rights and obligations as the assigning bank or other financial intermediary. Accordingly, if the loan is foreclosed, a Fund could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral.

•	Foreign Markets Risk: Exposure to foreign markets through issuers can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in another market, country or region.

•	High-Yield or “Junk” Securities Risk: High yield securities are typically issued by companies that are highly leveraged, less creditworthy or financially distressed and are considered to be mostly speculative in nature (high risk), potentially less liquid, and subject to a greater risk of loss, that is they are more likely to default than higher rated securities.

•	Interest Rate Risk: Values of debt securities fluctuate as interest rates change. Debt securities with longer durations or fixed interest rates tend to be more sensitive to changes in interest rates, making them generally more volatile than debt securities with shorter durations or floating or adjustable interest rates.

•	Issuer Risk: The value of a security or instrument may decline for reasons directly related to the issuer, such as management, performance, financial leverage and reduced demand for the issuer’s goods or services.

•	Liquidity Risk: Liquidity is the ability to sell securities or other investments within a reasonable amount of time at approximately the price at which a Fund has valued the securities or other investments, which relies on the willingness of market participants to buy and sell securities. Certain investments may be difficult to purchase and sell, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. If a Fund holds illiquid securities, it may be unable to take advantage of market opportunities or it may be forced to sell other, more desirable, liquid securities or sell illiquid securities at a loss if it is required to raise cash to conduct its operations.

•	Market and Regulatory Risk: Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Events in one market may adversely impact other markets. Future events may impact a Fund in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. During a general downturn in the financial markets, multiple asset classes may decline in value simultaneously. Governmental and regulatory actions, including tax law changes, may impair portfolio management and have unexpected consequences on particular markets, strategies, or investments.

•	Price Volatility Risk: The market value of a Fund’s investments will go up or down, sometimes rapidly or unpredictably, or may fail to rise, as a result of market conditions or for reasons specific to a particular issuer. The volatility of non-investment grade debt securities (including loans) may be greater than for investment grade securities.

•	Redemption Risk: Because the Fund may serve as an Underlying Fund of the Portfolio Optimization Portfolios and thus a significant percentage of its outstanding shares may be held by the Portfolio Optimization Portfolios, a change in asset allocation by a Portfolio Optimization Portfolio could result in large redemptions out of the Fund, causing potential increases in expenses to the Fund and sale of securities in a short timeframe, both of which could negatively impact performance.

•	Regulatory Impact Risk: Certain financial instruments are subject to extensive government regulation, which may change unexpectedly and frequently and may impact a Fund significantly.

Performance
The bar chart and table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s returns compare to a broad-based market index. The bar chart shows the performance of the Fund’s Class I shares. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be lower if they did. Past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers that were in effect during the periods presented.

Calendar Year Total Returns (%)

Best and worst quarterly performance reflected within the bar chart:
Q2 2009: 7.86%; Q4 2008: (22.25%)

Average Annual Total Returns			Since
(For the periods ended December 31, 2012)	1 year	5 years	Inception

Class I (incepted May 1, 2007)	8.10%	0.88%	0.44%
Class P (incepted May 2, 2011)	8.31%	N/A	5.10%
S&P/LSTA Leveraged Loan Index (reflects no deductions for fees, expenses or taxes) (based on Class I inception date)	9.66%	5.68%	4.89%

Management
Investment Adviser – Pacific Life Fund Advisors LLC

Sub-Adviser – Eaton Vance Management. The primary persons responsible for day-to-day management of the Fund are:

Portfolio Manager and Primary	Experience
Title with Sub-Adviser	with Fund

Scott H. Page, CFA, Vice President	Since 2010
Andrew N. Sveen, CFA, Vice President	Since 2010
Craig P. Russ, Vice President	Since 2010

Purchase and Sale of Shares
Class I shares of the Fund are offered at NAV and are available only as underlying investment options for variable life insurance and variable annuity products (“variable products”) issued by Pacific Life and PL&A. You do not buy, sell or exchange shares of the Funds – you choose investment options through your variable product. The insurance companies then invest in the Funds if you choose them as investment options, and redeem shares of the Funds if you choose to decrease those investment options. Any minimum initial or subsequent investment requirements and procedures for purchase or redemption of shares of the Funds that apply to your variable product should be described in the prospectus for the variable product. Class P shares of the Fund are only available to the Pacific Dynamix Portfolios and Portfolio Optimization Portfolios.

Tax Information
Because the only shareholders of the Funds are the insurance companies offering the variable products or the Pacific Dynamix and Portfolio Optimization Portfolios, no discussion is included here about the federal income tax consequences at the shareholder level. The federal income tax consequences for purchasers of a variable product are described in the prospectus for the variable product.

Payments to Broker-Dealers and Other Financial Intermediaries
Pacific Select Distributors, Inc. (“PSD”), the Distributor for the Funds and for the variable products, pays commissions and related compensation to the broker-dealers or other financial intermediaries that sell the variable products. Class I shares of the Funds pay a service fee to PSD that can be used for a part of these payments. These payments may create a conflict of interest by influencing the financial intermediary and your salesperson to recommend the variable contract and the Funds over another investment. Ask your salesperson for more information. Class P shares, which are only available to the Pacific Dynamix Portfolios and Portfolio Optimization Portfolios, do not pay a service fee to PSD.